Derivative Instruments (Tables)	12 Months Ended
Dec. 30, 2012
Derivative Instruments [Abstract]
Schedule of Fair Values of Derivative Instruments

Fair Values of Derivative Instruments

Liability Derivatives
	December 30, 2012		January 1, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivative designed as hedging instruments under ASC 815
Interest rate swaps	Derivative Instruments	$ 45,724	Derivative Instruments	$ 51,576

Total derivatives		$ 45,724		$ 51,576

Schedule of The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)
The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)
for the Years Ended December 30, 2012, January 1, 2012 and December 31, 2010

Derivatives in ASC 815 Cash Flow Hedging Relationships	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		2012	2011	2010
Interest rate swaps	Gain (loss) on derivative instruments	$1,635	$913	$(8,277)

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)			Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	2012	2011	2010		2012	2011	2010		2012	2011	2010
Interest rate swaps	$5,832	$13,829	$(20,801)	Interest income/ (expense)	$(28,771)	$(29,560)	$(38,209)	Other income/ (expense)	$20	$85	$(167)